Putnam VT Sustainable Future Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value
Beverages (0.9%)
Vita Coco Co., Inc. (The)(NON)	8,159	$250,073

		250,073
Biotechnology (6.4%)
Alnylam Pharmaceuticals, Inc.(NON)	1,760	475,235
Argenx SE ADR (Netherlands)(NON)	265	156,844
Ascendis Pharma A/S ADR (Denmark)(NON)	1,174	182,980
BioMarin Pharmaceutical, Inc.(NON)	4,321	305,451
Merus NV (Netherlands)(NON)	1,601	67,386
Regeneron Pharmaceuticals, Inc.	405	256,863
Twist Bioscience Corp.(NON)	6,335	248,712
Ultragenyx Pharmaceutical, Inc.(NON)	3,466	125,504

		1,818,975
Capital markets (6.7%)
Coinbase Global, Inc. Class A(NON)	2,962	510,145
KKR & Co., Inc.	2,435	281,510
London Stock Exchange Group PLC (United Kingdom)	2,616	388,547
MSCI, Inc.	635	359,093
TPG, Inc.	7,769	368,484

		1,907,779
Chemicals (1.6%)
Novozymes A/S Class B (Denmark)	7,842	456,612

		456,612
Commercial services and supplies (3.0%)
Casella Waste Systems, Inc. Class A(NON)	3,659	408,015
Cintas Corp.	741	152,298
Republic Services, Inc.	1,234	298,825

		859,138
Construction and engineering (1.4%)
Quanta Services, Inc.	1,601	406,942

		406,942
Consumer finance (1.2%)
Capital One Financial Corp.	1,854	332,422

		332,422
Consumer staples distribution and retail (1.5%)
Sprouts Farmers Market, Inc.(NON)	2,840	433,498

		433,498
Containers and packaging (1.3%)
Graphic Packaging Holding Co.	14,441	374,888

		374,888
Diversified consumer services (2.2%)
Bright Horizons Family Solutions, Inc.(NON)	1,831	232,610
Duolingo, Inc.(NON)	1,239	384,759

		617,369
Electric utilities (3.6%)
Constellation Energy Corp.	1,874	377,855
NextEra Energy, Inc.	3,684	261,159
NRG Energy, Inc.	3,966	378,594

		1,017,608
Electrical equipment (3.5%)
GE Vernova, Inc.	904	275,973
Nextracker, Inc. Class A(NON)	3,178	133,921
Regal Rexnord Corp.	2,485	282,917
Vertiv Holdings Co. Class A	4,264	307,861

		1,000,672
Electronic equipment, instruments, and components (2.1%)
Trimble Inc.(NON)	4,286	281,376
Zebra Technologies Corp. Class A(NON)	1,106	312,511

		593,887
Financial services (4.3%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	15,106	441,699
Mastercard, Inc. Class A	832	456,036
Toast, Inc. Class A(NON)	9,903	328,483

		1,226,218
Food products (1.3%)
Darling Ingredients, Inc.(NON)	10,950	342,078
SunOpta, Inc.(NON)	8,064	39,191

		381,269
Health care equipment and supplies (6.0%)
IDEXX Laboratories, Inc.(NON)	1,344	564,412
Intuitive Surgical, Inc.(NON)	592	293,200
Penumbra, Inc.(NON)	1,534	410,207
ResMed, Inc.	1,956	437,851

		1,705,670
Health care technology (0.4%)
Veeva Systems, Inc. Class A(NON)	456	105,623

		105,623
Hotels, restaurants, and leisure (5.7%)
CAVA Group, Inc.(NON)	3,635	314,100
Chipotle Mexican Grill, Inc.(NON)	5,839	293,176
First Watch Restaurant Group, Inc.(NON)	20,328	338,461
Life Time Group Holdings, Inc.(NON)	9,799	295,930
Sweetgreen, Inc. Class A(NON)	14,780	369,796

		1,611,463
Household durables (0.5%)
D.R. Horton, Inc.	1,177	149,632

		149,632
Interactive media and services (1.5%)
Pinterest, Inc. Class A(NON)	13,899	430,869

		430,869
IT Services (2.9%)
Accenture PLC Class A	1,001	312,352
Gartner, Inc.(NON)	1,236	518,799

		831,151
Leisure products (1.1%)
Hasbro, Inc.	5,181	318,580

		318,580
Life sciences tools and services (2.7%)
Mettler-Toledo International, Inc.(NON)	281	331,836
Thermo Fisher Scientific, Inc.	870	432,912

		764,748
Machinery (3.0%)
Federal Signal Corp.	4,631	340,610
Xylem, Inc./NY	4,240	506,510

		847,120
Media (1.0%)
Trade Desk, Inc. (The) Class A(NON)	5,164	282,574

		282,574
Professional services (3.8%)
Planet Labs PBC(NON)	79,325	268,119
Verisk Analytics, Inc.	2,770	824,407

		1,092,526
Real estate management and development (1.0%)
FirstService Corp. (Canada)	1,727	286,596

		286,596
Semiconductors and semiconductor equipment (5.8%)
Analog Devices, Inc.	997	201,065
Applied Materials, Inc.	1,399	203,023
ASML Holding NV (NY Reg Shares) (Netherlands)	375	248,486
Broadcom, Inc.	1,286	215,315
First Solar, Inc.(NON)	1,257	158,923
Marvell Technology, Inc.	3,812	234,705
Qualcomm, Inc.	2,434	373,887

		1,635,404
Software (17.4%)
AppLovin Corp. Class A(NON)	3,173	840,750
Cadence Design Systems, Inc.(NON)	1,471	374,119
CrowdStrike Holdings, Inc. Class A(NON)	465	163,950
Datadog, Inc. Class A(NON)	5,136	509,543
DocuSign, Inc.(NON)	4,035	328,449
Elastic NV(NON)	2,420	215,622
GitLab, Inc. Class A(NON)	6,714	315,558
Guidewire Software, Inc.(NON)	1,664	311,767
HubSpot, Inc.(NON)	646	369,053
Roper Technologies, Inc.	808	476,380
Samsara, Inc. Class A(NON)	3,960	151,787
ServiceNow, Inc.(NON)	478	380,555
ServiceTitan, Inc. Class A(NON)	2,030	193,073
Vertex, Inc. Class A(NON)	9,053	316,946

		4,947,552
Specialty retail (1.1%)
Aritzia, Inc. (Canada)(NON)	8,556	300,728

		300,728
Technology hardware, storage, and peripherals (1.2%)
Seagate Technology Holdings PLC	3,988	338,781

		338,781
Textiles, apparel, and luxury goods (2.7%)
Levi Strauss & Co. Class A	16,049	250,204
Lululemon Athletica, Inc.(NON)	787	222,768
On Holding AG Class A (Switzerland)(NON)	6,673	293,078

		766,050

Total common stocks (cost $25,617,654)		$28,092,417

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	480,350	$480,350

Total short-term investments (cost $480,350)		$480,350
TOTAL INVESTMENTS

Total investments (cost $26,098,004)		$28,572,767

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $4,101,782) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/18/25	$20,796	$20,644	$(152)
		Canadian Dollar	Sell	4/16/25	14,117	14,131	14
		Danish Krone	Sell	6/18/25	86,713	86,167	(546)
		Euro	Sell	6/18/25	31,059	30,793	(266)
	Barclays Bank PLC
		British Pound	Sell	6/18/25	34,358	34,466	108
		Euro	Sell	6/18/25	47,783	45,862	(1,921)
	Citibank, N.A.
		Canadian Dollar	Sell	4/16/25	196,314	196,550	236
		Danish Krone	Sell	6/18/25	246,681	245,850	(831)
		Euro	Sell	6/18/25	106,425	105,514	(911)
	Goldman Sachs International
		Brazilian Real	Buy	4/2/25	512,963	467,402	45,561
		Brazilian Real	Sell	4/2/25	512,963	492,284	(20,679)
	HSBC Bank PLC
		British Pound	Sell	6/18/25	33,842	33,589	(253)
		Canadian Dollar	Buy	4/16/25	19,749	19,843	(94)
		Danish Krone	Sell	6/18/25	149,859	149,012	(847)
		Euro	Sell	6/18/25	131,511	130,416	(1,095)
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	4/16/25	101,113	101,508	(395)
		Canadian Dollar	Sell	4/16/25	101,113	101,298	185
	JPMorgan Chase Bank N.A.
		Euro	Sell	6/18/25	84,163	83,428	(735)
		Swiss Franc	Sell	6/18/25	66,501	66,386	(115)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/18/25	9,300	9,246	(54)
		Canadian Dollar	Sell	4/16/25	220,793	221,039	246
		Danish Krone	Sell	6/18/25	152,160	151,192	(968)
		Swiss Franc	Sell	6/18/25	199,502	199,633	131
	State Street Bank and Trust Co.
		British Pound	Sell	6/18/25	349,651	347,027	(2,624)
		Canadian Dollar	Buy	4/16/25	152,434	152,736	(302)
	Toronto-Dominion Bank
		Euro	Sell	6/18/25	102,081	101,221	(860)
	UBS AG
		Canadian Dollar	Sell	4/16/25	98,540	98,610	70
		Danish Krone	Sell	6/18/25	3,889	3,865	(24)
	WestPac Banking Corp.
		British Pound	Buy	6/18/25	81,245	81,213	32
		Canadian Dollar	Sell	4/16/25	228,860	229,316	456
		Swiss Franc	Sell	6/18/25	81,672	81,541	(131)

	Unrealized appreciation						47,039

	Unrealized (depreciation)						(33,803)

	Total						$13,236
*	The exchange currency for all contracts listed is the United States Dollar.

ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Sustainable Future Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $28,427,679.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$875,294	$2,549,864	$2,944,808	$8,949	$480,350

	Total Short-term investments	$875,294	$2,549,864	$2,944,808	$8,949	$480,350
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,049 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$713,443	$—	$—
Consumer discretionary	3,763,822	—	—
Consumer staples	1,064,840	—	—
Financials	3,077,872	388,547	—
Health care	4,395,016	—	—
Industrials	4,206,398	—	—
Information technology	8,346,775	—	—
Materials	374,888	456,612	—
Real estate	286,596	—	—
Utilities	1,017,608	—	—

Total common stocks	27,247,258	845,159	—
Short-term investments	—	480,350	—

Totals by level	$27,247,258	$1,325,509	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$13,236	$—

Totals by level	$—	$13,236	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com